Premises and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 160,231	¥ 162,128	¥ 156,393
Premises and equipment under capital leases, accumulated depreciation and amortization	1,150,693	1,129,914
Premises and equipment under capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment under capital leases	45,392	47,074
Premises and equipment under capital leases, accumulated depreciation and amortization	¥ 28,254	¥ 28,954